Prepayment, deposit and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayment Deposit And Other Receivables
Schedule of Prepayment deposit and other receivables

Prepayment, deposit and other receivables consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Non-current portions:
Rental deposit	-	-	-

Current portions:
Rental deposit	932	1,089	139
VAT refundable	762	961	123
Prepayment	2,813	1,747	224
Income tax refundable	1,459	1,147	147
Other receivables	801	1,073	137
	6,767	6,017	770